Putnam Core Bond Fund
The fund's portfolio
7/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (39.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association Pass-Through Certificates
6.00%, TBA, 8/1/53	$1,000,000	$1,005,091
6.00%, with due dates from 2/20/53 to 3/20/53(FWC)	1,318,993	1,338,657
5.50%, with due dates from 3/20/53 to 7/20/53	2,733,408	2,742,379
5.50%, 5/20/49	45,166	45,716
5.00%, 8/20/53(FWC)	700,000	691,321
5.00%, TBA, 8/1/53	1,000,000	980,258
5.00%, 7/20/53(FWC)	275,000	270,344
5.00%, with due dates from 5/20/49 to 3/20/50	137,026	135,493
4.50%, TBA, 8/1/53	1,000,000	962,096
4.00%, TBA, 8/1/53	1,000,000	942,082
4.00%, 1/20/50	16,614	15,792
3.50%, TBA, 8/1/53	1,000,000	919,398
3.50%, with due dates from 9/20/49 to 11/20/49	199,431	184,464
3.00%, TBA, 8/1/53	3,000,000	2,670,305
2.50%, TBA, 8/1/53	2,000,000	1,725,213
2.00%, TBA, 8/1/53	2,000,000	1,671,811

		16,300,420
U.S. Government Agency Mortgage Obligations (34.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	74,880	76,495
6.00%, 5/1/53	235,483	237,496
5.50%, with due dates from 7/1/49 to 5/1/53	2,009,554	2,028,584
4.50%, 2/1/53	317,760	304,383
4.00%, 4/1/52	946,946	885,457
3.00%, with due dates from 8/1/50 to 3/1/52	2,832,528	2,508,940
2.50%, with due dates from 1/1/52 to 4/1/52	5,741,023	4,891,884
2.00%, 9/1/35	769,399	683,843
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 5/1/53	1,268,278	1,295,037
6.00%, 4/1/53(FWC)	1,046,736	1,068,115
5.50%, 7/1/53(FWC)	4,996,499	5,016,012
5.50%, 4/1/50	1,833,337	1,846,798
5.00%, with due dates from 1/1/49 to 8/1/49	76,907	75,467
4.50%, with due dates from 5/1/49 to 1/1/53	650,391	623,151
4.00%, 5/1/52	959,145	899,562
3.50%, with due dates from 7/1/50 to 4/1/52	3,780,045	3,458,489
3.00%, 9/1/50	937,654	834,359
2.50%, 3/1/52	883,222	748,490
2.00%, with due dates from 9/1/50 to 3/1/52	7,595,784	6,205,418
1.50%, 9/1/51	981,856	753,966
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/53	1,000,000	1,006,406
5.50%, TBA, 8/1/53	10,000,000	9,933,594
5.00%, TBA, 8/1/53	38,000,000	37,136,093
4.50%, TBA, 8/1/53	1,000,000	957,773
3.00%, TBA, 8/1/53	4,000,000	3,502,500
2.50%, TBA, 8/1/53	8,000,000	6,745,000
2.50%, TBA, 8/1/38	2,000,000	1,817,031
2.00%, TBA, 8/1/53	7,000,000	5,667,785
1.50%, TBA, 8/1/38	1,000,000	861,830

		102,069,958

Total U.S. government and agency mortgage obligations (cost $118,664,450)		$118,370,378

U.S. TREASURY OBLIGATIONS (34.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.25%, 5/15/42	$5,000,000	$4,372,656
3.00%, 2/15/49	19,000,000	15,623,789
3.00%, 2/15/47	9,000,000	7,371,605
2.75%, 8/15/42(SEGTBA)	15,000,000	12,088,898
U.S. Treasury Notes
4.125%, 11/15/32	7,500,000	7,586,719
2.75%, 8/15/32	8,000,000	7,262,812
2.75%, 2/15/28	3,000,000	2,816,719
1.625%, 9/30/26	10,800,000	9,904,359
1.625%, 5/15/26	11,200,000	10,347,313
1.625%, 2/15/26	12,000,000	11,128,950
1.125%, 2/15/31	2,000,000	1,635,703
1.125%, 2/28/25	13,500,000	12,687,363

Total U.S. treasury obligations (cost $104,498,207)		$102,826,886

CORPORATE BONDS AND NOTES (25.2%)(a)
	Principal amount	Value
Basic materials (1.4%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$200,000	$191,238
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	1,080,000	1,084,015
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	450,000	453,219
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	240,000	207,753
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	330,000	318,402
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	440,000	360,471
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	430,000	374,100
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	185,000	171,779
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	90,000	84,839
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	85,000	67,715
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	160,000	151,761
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	500,000	473,323
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	115,000	131,509

		4,070,124
Capital goods (1.2%)
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	690,000	636,779
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	586,000	511,544
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	300,000	286,464
L3Harris Technologies, Inc. sr. unsec. unsub. bonds 5.40%, 7/31/33	505,000	508,489
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	155,000	144,901
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	535,000	535,340
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	615,000	575,050
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	397,000	395,500

		3,594,067
Communication services (2.2%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	215,000	177,724
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28(R)	225,000	225,540
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	535,000	460,521
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	435,000	389,630
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	430,000	409,422
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	745,000	575,678
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	180,000	174,054
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	150,000	139,975
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	65,000	49,257
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	140,000	137,524
Comcast Corp. company guaranty sr. unsec. notes 3.30%, 2/1/27	230,000	218,400
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	155,000	144,048
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	125,000	116,809
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	55,000	51,472
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	275,000	241,941
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	310,000	273,195
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	280,913
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	55,000	56,172
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,753,000	1,715,030
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	527,325
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	100,000	83,008
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	190,000	166,192

		6,613,830
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity	205,000	205,507

		205,507
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	150,000	139,688
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	90,000	56,894
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	380,000	317,507
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	255,000	249,980
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	191,000	166,495
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	44,000	38,775
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	100,000	89,285
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	664,000	666,812
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	110,000	89,449
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	689,000	671,043
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	135,000	126,001
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	710,000	711,019
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	95,000	84,958
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	200,000	175,162
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	100,000	78,676
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	175,701
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	1,020,000	904,683

		4,742,128
Consumer staples (1.6%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	460,000	458,780
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	305,000	288,027
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	70,000	80,167
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,315,000	1,237,581
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/1/33	145,000	139,348
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 3.00%, 2/2/29	500,000	428,734
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	1,148,000	1,155,652
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	85,000	85,453
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	72,000	72,628
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	150,000	133,810
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	826,000	791,952

		4,872,132
Energy (0.4%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	135,000	133,590
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	180,000	149,785
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	260,000	245,230
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	155,000	148,994
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	200,000	204,253
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	71,000	71,688
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	92,000	91,414
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	72,000	71,848
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	103,996
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	165,000	153,235

		1,374,033
Financials (8.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	430,000	352,821
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	385,000	365,114
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	410,000	410,611
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	572,939
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	585,000	586,965
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	390,000	364,256
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	152,946
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	1,400,000	1,400,000
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,290,000	1,080,765
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	575,000	495,661
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	450,000	429,265
Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.125%, 3/15/26	200,000	192,136
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	235,000	170,505
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	98,000	99,550
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	100,000	85,999
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,515,000	1,457,268
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	157,705
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	615,000	563,774
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	225,410
Credit Suisse Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	615,000	642,081
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	420,000	389,521
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	221,393
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	761,000	733,133
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 7.146%, 7/13/27 (Germany)	445,000	453,841
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	340,000	330,419
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	101,000	60,247
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	365,000	371,641
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	480,000	493,768
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	1,037,000	1,017,672
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	665,000	630,634
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	130,000	110,570
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	225,000	158,564
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	115,000	88,459
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	146,000	141,914
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	60,000	58,610
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	152,208
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	445,000	431,121
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,000,000	1,015,392
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,190,000	1,881,474
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	72,000	65,497
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	360,000	311,791
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	1,270,000	1,227,215
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	249,598
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	81,000	82,641
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	74,000	74,665
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	230,000	228,412
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	800,000	732,560
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,005,000	1,003,451
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	360,000	271,029
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	140,000	133,458
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	1,157,000	1,068,139
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	330,000	359,819
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	120,000	99,126
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	145,000	96,341

		24,550,094
Health care (2.6%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	500,000	502,601
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	283,000	283,473
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	230,000	230,447
Amgen, Inc. sr. unsec. unsub. notes 4.20%, 3/1/33	1,000,000	929,456
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	936,000	893,127
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	250,000	221,495
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	85,000	85,982
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	155,000	158,023
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	150,000	145,781
HCA, Inc. 144A company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	85,000	73,863
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	110,000	108,769
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	285,000	290,903
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	960,000	986,435
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	288,000	286,096
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	234,000	230,050
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	116,730
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	180,000	181,225
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 5.875%, 2/15/53	638,000	702,223
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.625%, 7/15/35	300,000	293,812
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	560,000	539,550
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	455,000	437,273

		7,697,314
Technology (2.6%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	275,000	166,344
Apple, Inc. sr. unsec. bonds 4.85%, 5/10/53	174,000	177,211
Apple, Inc. sr. unsec. notes 4.30%, 5/10/33	146,000	145,211
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	575,000	541,735
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	95,000	90,574
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	320,000	294,195
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,370,000	1,244,827
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	132,000	94,018
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	67,000	54,684
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	112,000	111,058
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	235,000	241,976
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,370,000	1,379,587
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	170,000	148,310
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	155,000	148,060
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	170,000	124,193
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	124,000	108,603
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	295,000	221,489
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	575,000	443,393
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	620,000	541,014
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	1,025,000	929,009
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	45,000	34,581
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	275,000	183,679
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	250,000	172,680
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	175,000	147,801

		7,744,232
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	150,000	142,190

		142,190
Utilities and power (3.3%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	235,000	191,580
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	305,000	292,502
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	265,000	219,932
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	170,000	144,977
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	1,000,000	1,011,468
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	180,000	169,150
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	397,043
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	325,000	284,980
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	290,000	286,319
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	874,000	886,451
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	355,000	349,962
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	280,000	275,883
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	600,000	585,949
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	495,000	498,590
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	1,194,000	1,128,271
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	300,000	285,196
Oncor Electric Delivery Co., LLC 144A sr. bonds 4.95%, 9/15/52	425,000	406,473
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,363,000	1,321,379
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	180,000	143,949
PacifiCorp sr. bonds 2.70%, 9/15/30	210,000	176,190
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	190,000	192,420
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	335,000	334,921
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	130,000	115,913
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	70,000	68,029

		9,767,527

Total corporate bonds and notes (cost $75,197,941)		$75,373,178

MORTGAGE-BACKED SECURITIES (14.9%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (8.8%)
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.436%, 5/15/36 (Cayman Islands)	$1,313,000	$1,295,868
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	75,374	71
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.765%, 11/15/54(WAC)	36,703,194	894,409
FRB Ser. 18-BN10, Class XA, IO, 0.691%, 2/15/61(WAC)	38,828,803	983,506
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	521,000	399,669
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.694%, 12/16/36 (Cayman Islands)	130,000	128,050
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.414%, 11/16/38 (Cayman Islands)	717,000	696,163
Benchmark Mortgage Trust Ser. 19-B12, Class A5, 3.116%, 8/15/52	59,000	51,865
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.697%, 1/15/53(WAC)	10,562,932	333,807
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.545%, 2/10/50(WAC)	756,000	418,666
CFCRE Commercial Mortgage Trust
Ser. 16-C3, Class A3, 3.865%, 1/10/48	289,000	273,120
FRB Ser. 16-C4, Class XA, IO, 1.604%, 5/10/58(WAC)	5,761,452	184,956
Citigroup Commercial Mortgage Trust
Ser. 13-GC17, Class B, 5.095%, 11/10/46(WAC)	263,000	256,870
Ser. 14-GC25, Class AS, 4.017%, 10/10/47	227,000	217,055
FRB Ser. 14-GC21, Class XA, IO, 1.118%, 5/10/47(WAC)	8,624,611	38,494
FRB Ser. 14-GC19, Class XA, IO, 1.088%, 3/11/47(WAC)	13,193,260	21,505
FRB Ser. 13-GC17, Class XA, IO, 0.869%, 11/10/46(WAC)	6,882,862	69
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.087%, 3/11/47(WAC)	561,000	526,833
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	797,000	705,461
FRB Ser. 15-LC19, Class C, 4.214%, 2/10/48(WAC)	400,000	344,141
Ser. 14-UBS4, Class AM, 3.968%, 8/10/47	1,107,000	1,018,575
FRB Ser. 14-UBS4, Class XA, IO, 1.084%, 8/10/47(WAC)	9,172,288	49,775
FRB Ser. 14-CR20, Class XA, IO, 0.927%, 11/10/47(WAC)	25,992,389	186,365
FRB Ser. 14-CR19, Class XA, IO, 0.926%, 8/10/47(WAC)	18,610,730	107,295
FRB Ser. 15-CR23, Class XA, IO, 0.856%, 5/10/48(WAC)	17,883,726	187,885
FRB Ser. 15-CR22, Class XA, IO, 0.817%, 3/10/48(WAC)	9,961,236	107,581
FRB Ser. 15-LC21, Class XA, IO, 0.646%, 7/10/48(WAC)	30,578,141	289,541
FRB Ser. 13-CR11, Class XA, IO, 0.357%, 8/10/50(WAC)	2,001,400	300
COMM Mortgage Trust 144A FRB Ser. 12-CR2, Class D, 4.874%, 8/15/45(WAC)	396,095	376,312
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.807%, 4/15/50(WAC)	18,253,558	139,025
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.359%, 8/10/44(WAC)	1,227,755	1,077,251
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates FRB Ser. K743, Class X1, IO, 0.924%, 5/25/28(WAC)	10,267,659	376,628
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	678,000	556,201
Ser. 14-GC24, Class AS, 4.162%, 9/10/47(WAC)	408,000	381,410
Ser. 16-GS2, Class B, 3.759%, 5/10/49(WAC)	544,000	485,358
Ser. 20-GC47, Class A5, 2.377%, 5/12/53	267,000	215,586
FRB Ser. 14-GC18, Class XA, IO, 1.013%, 1/10/47(WAC)	19,976,524	23,972
GS Mortgage Securities Trust 144A FRB Ser. 11-GC5, Class B, 5.152%, 8/10/44(WAC)	528,000	411,676
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C24, Class XA, IO, 0.846%, 11/15/47(WAC)	32,662,833	197,617
FRB Ser. 14-C19, Class XA, IO, 0.563%, 4/15/47(WAC)	8,677,844	7,289
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.769%, 6/15/51(WAC)	187,000	151,152
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	486,559	458,582
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-LC9, Class D, 3.784%, 12/15/47(WAC)	327,000	285,074
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.444%, 7/16/36 (Cayman Islands)	1,464,000	1,431,820
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	569,000	506,083
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	506,000	440,217
FRB Ser. 15-C26, Class XA, IO, 0.964%, 10/15/48(WAC)	12,860,413	152,432
FRB Ser. 13-C13, Class XA, IO, 0.901%, 11/15/46(WAC)	35,945,665	359
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.616%, 8/15/45(WAC)	319,000	286,517
FRB Ser. 13-C10, Class F, 3.989%, 7/15/46(WAC)	1,661,000	83,586
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.783%, 10/15/51(WAC)	916,056	737,059
Ser. 18-L1, Class AS, 4.637%, 10/15/51(WAC)	199,000	181,782
Ser. 18-H4, Class A4, 4.31%, 12/15/51	892,000	834,923
FRB Ser. 16-UB12, Class XA, IO, 0.65%, 12/15/49(WAC)	21,067,752	369,400
PFP, Ltd. 144A
FRB Ser. 23-10, Class A, 7.465%, 4/16/28	561,000	558,195
FRB Ser. 21-7, Class B, 6.717%, 4/14/38 (Cayman Islands)	873,206	827,585
FRB Ser. 21-7, Class AS, 6.486%, 4/14/38 (Cayman Islands)	410,979	401,078
FRB Ser. 21-8, Class A, 6.317%, 8/9/37 (Cayman Islands)	306,082	300,838
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 8.375%, 10/25/39	502,000	501,748
FRB Ser. 23-FL12, Class A, 7.335%, 5/25/38	554,989	554,987
UBS Commercial Mortgage Trust
Ser. 17-C3, Class B, 4.092%, 8/15/50(WAC)	313,000	268,090
FRB Ser. 17-C7, Class XA, IO, 0.941%, 12/15/50(WAC)	10,431,680	340,878
FRB Ser. 18-C8, Class XA, IO, 0.809%, 2/15/51(WAC)	13,170,844	403,860
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 0.521%, 5/10/63(WAC)	670,279	7
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.259%, 11/15/48(WAC)	815,324	637
Wells Fargo Commercial Mortgage Trust
Ser. 19-C50, Class AS, 4.021%, 5/15/52	427,000	383,482
Ser. 19-C52, Class A5, 2.892%, 8/15/52	261,000	224,064
FRB Ser. 14-LC16, Class XA, IO, 1.05%, 8/15/50(WAC)	14,798,242	65,689
FRB Ser. 18-C43, Class XA, IO, 0.586%, 3/15/51(WAC)	17,839,776	401,177
Wells Fargo Commercial Mortgage Trust 144A Ser. 20-C55, Class D, 2.50%, 2/15/53	1,057,000	566,930
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.847%, 6/15/44(WAC)	771,000	629,972

		26,314,423
Residential mortgage-backed securities (non-agency) (6.1%)
A&D Mortgage Trust 144A Ser. 23-NQM3, Class A1, 6.733%, 7/25/68	2,000,000	1,999,274
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	183,060	169,441
Bellemeade Re, Ltd. 144A FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 13.912%, 8/26/30 (Bermuda)	421,000	430,366
BRAVO Residential Funding Trust 144A Ser. 21-C, Class A1, 1.62%, 3/1/61	373,078	339,081
CIM Trust 144A Ser. 23-R4, Class A1, 5.00%, 5/25/62(WAC)	523,885	508,483
Countrywide Alternative Loan Trust FRB Ser. 06-OA7, Class 1A1, 3.319%, 6/25/46(WAC)	379,309	336,447
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.85%, 11/25/28 (Bermuda)	99,797	102,009
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.20%), 14.383%, 10/25/27	987,281	1,051,524
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.55%), 8.733%, 8/25/29	539,988	562,572
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (US 30 Day Average SOFR + 2.50%), 7.683%, 3/25/30	361,000	367,234
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.019%, 6/25/42	352,829	360,856
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.719%, 7/25/42	329,474	336,578
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (US 30 Day Average SOFR + 2.51%), 7.583%, 2/25/47	679,218	690,642
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.369%, 8/25/33	775,139	778,534
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.069%, 6/25/43	76,725	77,288
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.919%, 1/25/42	347,000	340,142
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.369%, 2/25/42	26,136	26,078
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.919%, 9/25/41	202,546	200,066
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 6.95%), 12.133%, 8/25/28	17,595	18,514
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.75%), 11.933%, 8/25/28	5,482	5,886
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.00%), 11.183%, 9/25/28	56,522	59,451
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 5.90%), 11.083%, 10/25/28	60,086	64,035
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.70%), 10.883%, 4/25/28	631,311	672,165
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.55%), 10.733%, 4/25/28	123,042	128,597
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (US 30 Day Average SOFR + 5.30%), 10.483%, 10/25/28	4,794	5,091
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (US 30 Day Average SOFR + 5.00%), 10.183%, 11/25/24	249	250
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.833%, 9/25/29	135,000	139,915
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.983%, 2/25/30	61,000	62,373
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.35%), 7.533%, 1/25/31	570,356	583,011
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.20%), 7.383%, 8/25/30	6,312	6,437
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.019%, 6/25/42	45,983	47,174
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.569%, 9/25/42	101,544	102,989
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (US 30 Day Average SOFR + 2.30%), 7.483%, 8/25/31	2,174	2,174
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (US 30 Day Average SOFR + 2.15%), 7.333%, 9/25/31	4,246	4,251
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.769%, 7/25/43	260,000	260,650
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	228,328	209,230
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	594,678
Mill City Mortgage Loan Trust 144A
Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	689,047	680,236
Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	415,026	407,776
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	1,735,181	1,735,181
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.842%, 5/25/46	596,542	516,009
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	335,546
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	870,000	834,156
Verus Securitization Trust 144A Ser. 23-INV2, Class A1, 6.443%, 8/25/68	2,000,000	2,001,224
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR10, Class 1A3, 3.898%, 9/25/35(WAC)	210,136	194,819

		18,348,433

Total mortgage-backed securities (cost $49,113,366)		$44,662,856

COLLATERALIZED LOAN OBLIGATIONS (3.4%)(a)
	Principal amount	Value
AGL CLO 5, Ltd. 144A FRB Ser. 21-5A, Class A1R, (CME Term SOFR 3 Month + 1.42%), 6.748%, 7/20/34 (Cayman Islands)	$700,000	$694,723
Allegro CLO VIII, Ltd. 144A FRB Ser. 18-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.67%, 7/15/31 (Cayman Islands)	500,000	497,051
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.748%, 4/15/35 (Cayman Islands)	500,000	495,080
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.74%, 10/15/34 (Cayman Islands)	619,000	614,076
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (CME Term SOFR 3 Month + 1.37%), 6.698%, 4/20/32 (Cayman Islands)	700,000	696,959
CBAM CLO, Ltd. 144A FRB Ser. 18-7A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.688%, 7/20/31 (Cayman Islands)	250,000	247,811
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (CME Term SOFR 3 Month + 1.50%), 6.81%, 4/15/33 (Cayman Islands)	700,000	699,208
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (CME Term SOFR 3 Month + 1.49%), 6.80%, 10/15/31 (Cayman Islands)	547,917	546,959
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.853%, 7/25/34 (Cayman Islands)	400,000	397,235
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (CME Term SOFR 3 Month + 1.58%), 6.89%, 4/15/32 (Cayman Islands)	500,000	496,398
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.86%, 1/15/35 (Cayman Islands)	250,000	244,674
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.92%, 4/15/31 (Cayman Islands)	377,879	373,104
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (CME Term SOFR 3 Month + 1.30%), 6.628%, 7/20/32 (Cayman Islands)	500,000	495,540
Regatta XIX Funding, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 6.646%, 4/20/35 (Cayman Islands)	500,000	494,865
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-2A, Class A1, (CME Term SOFR 3 Month + 1.42%), 6.748%, 7/20/34 (Cayman Islands)	400,000	394,444
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.684%, 8/13/31 (Jersey)	400,000	395,758
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.758%, 7/20/34 (Cayman Islands)	724,000	709,082
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.758%, 10/20/34 (Cayman Islands)	600,000	592,396
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.75%, 7/15/32 (Cayman Islands)	500,000	489,846
Voya CLO, Ltd. 144A FRB Ser. 21-3A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.738%, 10/20/34 (Cayman Islands)	400,000	397,284
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (CME Term SOFR 3 Month + 1.75%), 7.06%, 7/15/32	214,000	212,092

Total collateralized loan obligations (cost $10,173,379)		$10,184,585

ASSET-BACKED SECURITIES (2.2%)(a)
	Principal amount	Value
BMW Vehicle Owner Trust Ser. 23-A, Class A3, 5.47%, 2/25/28	$500,000	$501,519
Capital One Multi-Asset Execution Trust Ser. 23-A1, Class A, 4.42%, 5/15/28	500,000	491,706
Chase Auto Owner Trust 144A Ser. 22-AA, Class A4, 3.99%, 3/27/28	180,000	173,175
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	113,861	113,254
GM Financial Consumer Automobile Receivables Trust Ser. 23-3, Class A3, 5.45%, 6/16/28	2,000,000	1,995,922
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	367,000	358,707
Hyundai Auto Receivables Trust Ser. 23-B, Class A3, 5.48%, 4/17/28	1,000,000	996,737
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE1, Class A1, (US 30 Day Average SOFR + 1.75%), 6.818%, 11/25/53	386,425	382,053
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 6.162%, 5/7/24	689,000	684,048
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	825,000	818,227

Total asset-backed securities (cost $6,527,378)		$6,515,348

SHORT-TERM INVESTMENTS (9.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.39%(AFF)	28,634,537	$28,634,537

Total short-term investments (cost $28,634,537)		$28,634,537
TOTAL INVESTMENTS

Total investments (cost $392,809,258)		$386,567,768

TBA SALE COMMITMENTS OUTSTANDING at 7/31/23 (proceeds receivable $26,558,242) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.50%, 8/1/53	$1,000,000	8/21/23	$994,089
Government National Mortgage Association, 5.00%, 8/1/53	1,000,000	8/21/23	980,258
Uniform Mortgage-Backed Securities, 6.00%, 8/1/53	1,000,000	8/14/23	1,006,406
Uniform Mortgage-Backed Securities, 5.50%, 8/1/53	9,000,000	8/14/23	8,940,235
Uniform Mortgage-Backed Securities, 5.00%, 8/1/53	15,000,000	8/14/23	14,658,984

Total			$26,579,972

Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $299,574,387.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
Short-term investments
	Putnam Short Term Investment Fund**	$2,750,000	$156,130,431	$130,245,894	$515,866	$28,634,537

	Total Short-term investments	$2,750,000	$156,130,431	$130,245,894	$515,866	$28,634,537
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $377,388.
(FWC)	Forward commitment(s), in part or in entirety.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,515,348	$—
Collateralized loan obligations	—	10,184,585	—
Corporate bonds and notes	—	75,373,178	—
Mortgage-backed securities	—	44,662,856	—
U.S. government and agency mortgage obligations	—	118,370,378	—
U.S. treasury obligations	—	102,826,886	—
Short-term investments	—	28,634,537	—

Totals by level	$—	$386,567,768	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(26,579,972)	$—

Totals by level	$—	$(26,579,972)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com